FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Measurement Tables [Abstract]
Financial items carried at fair value
	December 31, 2015
	Level 1	Level 2	Level 3	Total
	U.S. $ in millions
Cash and cash equivalents:
Money markets	$162	$-	$-	$162
Cash deposits and other	6,784	-	-	6,784
Investment in securities:
Equity securities	1,352	-	-	1,352
Structured investment vehicles	-	94	-	94
Other	11	-	1	12
Derivatives:
Asset derivatives - options and forward contracts	-	25	-	25
Asset derivatives - interest rate, cross-currency and forward starting interest rate swaps	-	105	-	105
Liabilities derivatives - options and forward contracts	-	(11)	-	(11)
Liabilities derivatives - treasury locks, interest rate and forward starting interest rate swaps	-	(26)	-	(26)
Contingent consideration*	-	-	(812)	(812)

Total	$8,309	$187	$(811)	$7,685

	December 31, 2014
	Level 1	Level 2	Level 3	Total
	U.S. $ in millions
Cash and cash equivalents:
Money markets	$10	$-	$-	$10
Cash deposits and other	2,216	-	-	2,216
Escrow fund	125	-	-	125
Investment in securities:
Auction rate securities	-	-	13	13
Equity securities	66	-	-	66
Structured investment vehicles	-	96	-	96
Other, mainly debt securities	73	-	1	74
Derivatives:
Asset derivatives - options and forward contracts	-	82	-	82
Asset derivatives - cross-currency swaps	-	20	-	20
Liability derivatives - options and forward contracts	-	(54)	-	(54)
Liability derivatives - interest rate swaps	-	(43)	-	(43)
Contingent consideration*	-	-	(630)	(630)

Total	$2,490	$101	$(616)	$1,975

The following table summarizes the activity for those financial assets and liabilities where fair value measurements are estimated utilizing Level 3 inputs.

	December 31,	December 31,
	2015	2014

	U.S. $ in millions
Fair value at the beginning of the period	$(616)	$(347)
Auction rate securities realized	(13)	(5)
Additional contingent consideration resulting from:
Eagle license	(128)	-
Labrys acquisition	-	(251)
Gecko acquisition	(5)	-
NuPathe acquisition	-	(83)
Adjustments to provisions for contingent consideration:
Labrys acquisition	(311)	(1)
Eagle license	(63)	-
MicroDose acquisition	(10)	83
Cephalon acquisition	(5)	(56)
NuPathe acquisition	(10)	(6)
Settlement of contingent consideration:
Labrys acquisition	350	-
Cephalon acquisition	-	21
Sale of animal health unit	-	(5)
Adjustments to contingent considerations due to changes in purchase price allocations and others	-	34

Fair value at the end of the period	$(811)	$(616)

Financial instruments measured on a basis other than fair value are mostly comprised of senior notes and convertible senior debentures, and are presented in the below table in terms of fair value:
	Estimated fair value*
	December 31,
	2015	2014

	(U.S. $ in millions)

Senior notes included under long-term liabilities	$(7,305)	$(7,776)
Senior notes and convertible senior debentures included under short-term liabilities	(1,778)	(1,731)

Fair value at the end of the period	$(9,083)	$(9,507)

* The fair value was estimated based on quoted market prices, where available.